Note 5 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
(In thousands)	December 31, 2024	December 31, 2023
Accrued litigation and settlements	$—	$448
Accrued bonuses and compensation	1,780	865
Accrued consulting and outside services	463	360
Total	$2,243	$1,673